Advisor Share Class | FAM Value Fund
FAM Value Fund Advisor Share Class
Investment Objective:
FAM Value Fund's investment objective is to maximize long-term return on capital.
Fees and Expenses of the Fund:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
S H A R E H O L D E R F E E S (fees paid directly from your investment)
Shareholder Fees - (Advisor Share Class)	Advisor Share Class FAM Value Fund Advisor Class
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee (applicable if redeemed within the first eighteen months of purchase)	1.00%

A N N UA L F U N D O P E R AT I N G E X P E N S E S (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Advisor Share Class)	Advisor Share Class FAM Value Fund Advisor Class
Management Fees	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.23%

Expense Example:

This Example is intended to help you compare the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSE EXAMPLE
Expense Example - (Advisor Share Class) (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Advisor Share Class FAM Value Fund Advisor Class	326	697	1,195	2,565

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was  7.78% of the average value of its portfolio.

Principal Investment Strategies:

Fenimore Asset Management, Inc. ("Fenimore"), the investment advisor to the Fund, employs a "value approach" in making its common stock selections. This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's "true business worth".  Factors considered in evaluating the true business worth include the company's current earnings and Fenimore's opinion as to its future earnings potential. After  identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the "true business worth" nears the market price of the company's securities.

Under normal market conditions, the Fund will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.  The Fund may invest in the securities of issuers of all sizes and market capitalizations.  The Fund may also invest in the securities of both domestic and foreign issuers.

Principal Risks:

• Stock Market Risk -  the value of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions.  Stock prices may decline over short or extended periods of time.  Stocks are more volatile and riskier than some other forms of investments.

• Stock Selection Risk - the value stocks chosen for the Fund are subject to the risk that the market may never realize their intrinsic value or their prices may go down.

• Small-Cap Risk - small capitalization companies may not have the size, resources or other assets of large capitalization companies.

• Market Risk - the value of your investment will go up and down, which means that you could lose money.

• Foreign Investment Risk - the Fund may invest in securities of foreign issuers that are traded in foreign markets or may be represented by American Depository Receipts that are traded in the United States.  Investments in non-U.S. securities may involve additional risk including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

AnnualTotal Return:

The following bar chart and table show some indication of the risks of investing in the Fund.  The bar chart shows changes in the Advisor Class shares performance since 2004.  The table shows how Advisor Class shares' average annual returns (before and after taxes ) for the one year, five year andsince inception periods compared to those of the Russell 2000 Index.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information may be obtained at the Fund's website www.famfunds.com.

F A M V A L U E F U N D Advisor Share Class Summary Section

Best Quarter (ended 9/30/09): 13.46% Worst Quarter (ended 12/31/08): -21.58%
A V E R A G E A N N U A L T O T A L R E T U R N (for the periods ending December 31, 2011) A D V I S O R C L A S S
Average Annual Total Returns - (Advisor Share Class) Advisor Share Class FAM Value Fund	1 YEAR	5 YEARS	Since Share Class Inception	Inception Date
Advisor Class	(1.44%)	(0.80%)	4.22%	Jul. 01, 2003
Advisor Class Return after taxes on distributions	(1.44%)	(1.10%)	3.79%	Jul. 01, 2003
Advisor Class Return after taxes on distributions and sale of fund shares	(0.94%)	(0.71%)	3.60%	Jul. 01, 2003
Russell 2000 Index	(4.18%)	0.15%	9.25%

The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt.